Common and Preferred Stock - Additional Information (Details)													3 Months Ended						12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Oct. 02, 2018	Oct. 01, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 08, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2021 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Class Of Stock [Line Items]
Dividends Common Stock Cash | $													$ 0		$ 0				$ 0	$ 0
Preferred stock, shares issued | shares													2,812,000	2,812,000		2,812,000			2,812,000	2,812,000
Preferred stock, shares outstanding | shares													2,812,000	2,812,000		2,812,000			2,812,000	2,812,000
Dividends paid, preferred stock	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80			$ 0.68	$ 0.68		$ 0.68		$ 0.80		$ 0.80	$ 0.80	$ 0.68	$ 3.20	$ 3.20	$ 2.84
Undeclared preferred stock dividends arrears | $	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,250,000			$ 1,912,000	$ 1,912,000		$ 1,912,000		$ 2,249,000		$ 2,249,000	$ 2,249,000	$ 1,912,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Number of additional directors | Director													2
Unpaid accrued dividends on preferred stock | $													$ 2,200,000
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued | shares													2,811,535	2,811,535					2,811,535
Preferred stock, shares outstanding | shares													2,811,535	2,811,535					2,811,535
Redemption price per share													$ 25.00	$ 25.00					$ 25.00
Dividends paid, preferred stock								$ 3.20					$ 0		$ 0				$ 2.72
Preferred stock, voting rights																			no voting rights but have limited voting rights under certain circumstances, as described in the Charter.
Undeclared preferred stock dividends arrears | $											$ 30,100,000		$ 30,100,000						$ 27,900,000
Preferred stock, fixed interest rate (percentage)								108.75%											10.875%
Stated liquidation preference													$ 25.00	$ 25.00					$ 25.00
Number of dividends period | DividendsPeriod													4						4
Increase of preferred stock dividend rate							12.875%	12.875%			12.875%								12.875%
Number of additional directors | Director																			2
Cumulative preferential cash dividend rate								108.75%											10.875%
Preferred stock cumulative preferential cash dividends annual rate per share								$ 2.72
Unpaid accrued dividends on preferred stock | $								$ 1,900,000
Dividends paid, preferred stock								$ 3.20